Concentration and Risks (Tables)	12 Months Ended
Mar. 31, 2024
Concentration and Risks [Abstract]
Schedule of Concentration and Risks	The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:
	For the years ended March 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Amount of the Company’s revenue
Customer A(1)	3,722,166	5,635,667	6,168,565	4,577,785
Customer B(2)	3,758,101	2,811,928	-	-
The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable, net:
	As of March 31,
	2023	2024	2024
	S$	S$	US$
Amount of the Company’s accounts receivable, net
Customer A(1)	2,307,236	2,983,055	2,213,770
Customer B(2)	2,796,573	-	-
Customer C(1)	-	1,399,173	1,038,347

(1)	Customer is a multinational construction corporation based in Singapore.
(2)	Customer B is a multinational oil & gas corporation based in Singapore.
The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:
	For the years ended March 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Amount of the Company’s purchases
Supplier X(3)	2,286,299	3,131,654	3,524,287	2,615,426
Supplier Y(4)	3,458,437	3,940,606	3,482,538	2,584,444
The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total accounts payable:
	For the years ended March 31,
	2023	2024	2024
	S$	S$	US$
Amount of the Company’s accounts payable
Supplier X(3)	818,925	997,913	740,566
Supplier Y(4)	705,095	843,040	625,633

(3)	Supplier X is a safety equipment manufactory corporation based in People’s Republic of China.
(4)	Supplier Y is an industrial hardware trading and manufactory corporation based in People’s Republic of China.